Taxes on Income (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2014	Dec. 31, 2016	Dec. 31, 2011
Income Tax Expenses Benefit [Line Items]
Effective income tax rate reconciliation, deductions, dividends		25.00%
Tax rate			25.00%
Tax rate on dividends distributed to individuals and foreign residents		15.00%
Israeli resident corporations [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate		0.00%
Israeli resident individuals [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate		15.00%
Non-Israeli residents [Member]
Income Tax Expenses Benefit [Line Items]
Withholding tax rate		15.00%
Subsidiaries [Member]
Income Tax Expenses Benefit [Line Items]
Tax credit carryforward, amount		$ 5,500
MIND Software Limited [Member]
Income Tax Expenses Benefit [Line Items]
Proceeds from sale of productive assets	$ 3,880
January 1, 2014 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate on dividends distributed to individuals and foreign residents		20.00%
January 1, 2016 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		25.00%
Development Area A [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		9.00%
Other Areas within Israel [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		16.00%
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		22.00%
January 2016 legislation to amend [Member] | January 1, 2016 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		25.00%
December 2016 legislation to amend [Member] | January 1 2017 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		24.00%
December 2016 legislation to amend [Member] | January 1 2018 [Member]
Income Tax Expenses Benefit [Line Items]
Tax rate		23.00%